CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Millions	Total	Class A common stock	Class B common stock	Common stock	Common stock Class A common stock	Common stock Class B common stock	Treasury stock	Additional paid-in-capital	Retained deficit	Accumulated other comprehensive income	Non-controlling interest
Beginning balance (in shares) at Dec. 31, 2022					396,154,728	21,280
Beginning balance at Dec. 31, 2022	$ 2,377			$ 2,410			$ (330)	$ 278	$ 19	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	234								234
Other comprehensive income	4									4
Share subscriptions (in shares)					373,344
Share subscriptions	0			2				(2)
Acquisition of treasury shares, net (in shares)					(4,867,110)
Acquisition of treasury shares, net	(187)						(187)
Contributions	116							107			9
Distributions	(310)			(56)					(254)
Ending balance (in shares) at Jun. 30, 2023					391,660,962	21,280
Ending balance at Jun. 30, 2023	2,234			2,356			(517)	383	(1)	4	9
Beginning balance (in shares) at Mar. 31, 2023					392,619,562	21,280
Beginning balance at Mar. 31, 2023	2,329			2,411			(482)	374	17	0	9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	109								109
Other comprehensive income	4									4
Share subscriptions (in shares)					158,300
Share subscriptions	0			1				(1)
Acquisition of treasury shares, net (in shares)					(1,116,900)
Acquisition of treasury shares, net	(35)						(35)
Contributions	10							10
Distributions	(183)			(56)					(127)
Ending balance (in shares) at Jun. 30, 2023					391,660,962	21,280
Ending balance at Jun. 30, 2023	2,234			2,356			(517)	383	(1)	4	9
Beginning balance (in shares) at Dec. 31, 2023		418,853,345	21,280		388,733,466	21,280
Beginning balance at Dec. 31, 2023	2,085			2,354			(649)	403	(35)	3	9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	226								226
Other comprehensive income	0
Share subscriptions (in shares)					29,497,013
Share subscriptions	1,109			1,113				(4)
Acquisition of treasury shares, net (in shares)					622,866
Acquisition of treasury shares, net	(2)						(2)
Contributions	152							130			22
Distributions	(310)								(310)
Ending balance (in shares) at Jun. 30, 2024		418,853,345	21,280		418,853,345	21,280
Ending balance at Jun. 30, 2024	3,260			3,467			(651)	529	(119)	3	31
Beginning balance (in shares) at Mar. 31, 2024					390,674,689	21,280
Beginning balance at Mar. 31, 2024	2,227			2,412			(651)	514	(82)	3	31
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	124								124
Other comprehensive income	0
Share subscriptions (in shares)					27,804,574
Share subscriptions	1,053			1,055				(2)
Acquisition of treasury shares, net (in shares)					374,082
Contributions	17							17
Distributions	(161)								(161)
Ending balance (in shares) at Jun. 30, 2024		418,853,345	21,280		418,853,345	21,280
Ending balance at Jun. 30, 2024	$ 3,260			$ 3,467			$ (651)	$ 529	$ (119)	$ 3	$ 31